SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
(the "Fund")

Supplement Dated January 18, 2024
to the Prospectus (the "Prospectus"), dated September 30, 2023, as amended November 8,
2023, November 30, 2023, December 18, 2023 and January 8, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Brandywine Global Investment Management, LLC is added as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Brandywine Global Investment Management, LLC	Patrick S. Kaser, CFA	Since 2024	Managing Director and Portfolio Manager
	James J. Clarke	Since 2024	Portfolio Manager and Director of Fundamental Research
	Celia R. Hoopes, CFA	Since 2024	Portfolio Manager & Research Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Disciplined Equity Fund" the following paragraph is hereby added in the appropriate alphabetical order thereof:

Brandywine Global Investment Management, LLC: Brandywine Global Investment Management, LLC (Brandywine Global), located at 1735 Market Street, Suite 1800 Philadelphia, PA 19103, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Brandywine Global. The team consists of Patrick S. Kaser, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for researching the financial and healthcare sectors and contributing insights and stock recommendations; James J. Clarke, Brandywine Global's Portfolio Manager and Director of Fundamental Research; and Celia R. Hoopes, CFA, Brandywine Global's Portfolio Manager and Research Analyst. Mr. Kaser has been with Brandywine Global since 1998. Mr. Clarke has been with Brandywine Global since December 2008. Immediately prior to joining Brandywine Global, Mr. Clarke served as Founding Partner of Clarke Bennitt, LLC and co-Portfolio Manager of the concentrated, all-cap Montchanin funds from 2005 to 2008. Ms. Hoopes has been with Brandywine Global since September 2018. Prior to joining Brandywine Global, Ms. Hoopes served in various roles at Aberdeen Standard Investments from 2012 to 2018, including as an investment manager.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1494 (1/24)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
(the "Fund")

Supplement Dated January 18, 2024
to the Statement of Additional Information (the "SAI"), dated September 30, 2023, as amended November 8, 2023, November 30, 2023, December 18, 2023, January 4, 2024 and January 8, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Brandywine Global Investment Management, LLC is added as a sub-adviser to the Fund. Accordingly, the SAI is updated as follows:

On the cover page of the SAI, "Brandywine Global Investment Management, LLC" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC—Brandywine Global Investment Management, LLC ("Brandywine Global") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Brandywine Global, founded in 1986, is a specialist investment manager of Franklin Templeton, retaining complete investment autonomy and control over management, investment, and employment decisions.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Brandywine Global

Compensation. SIMC pays Brandywine Global a fee based on the assets under management of the Large Cap Disciplined Equity Fund as set forth in an investment sub-advisory agreement between Brandywine Global and SIMC. Brandywine Global pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Disciplined Equity Fund. The following information relates to the period ended September 30, 2023.

Portfolio managers, analysts and traders earn a base salary and bonus tied to investment performance. The performance bonus is awarded based on peer group outperformance on a one-quarter, one-year, three-year and five-year basis. The performance calculation is weighted to place more emphasis on longer-term outperformance, and less emphasis on the short-term. This emphasis on long term performance, in addition to quarterly oversight of the investment committee, serve as mechanisms to deter excessive risk-taking.

Investment professionals also receive a second quarterly bonus based on the profitability of their product group. Each investment team at Brandywine Global manages its own P&L and retains the bulk of its profits at the end of each quarter. The portion that is not retained is shared with the other investment teams in an effort to smooth income and to promote cross-team fertilization and cooperation. Brandywine Global has found that this form of compensation aligns the interests of investment professionals and clients and leads to accountability and low-turnover among Brandywine Global's staff. In essence, the portfolio management teams own all of the residual profits of Brandywine Global, which the firm believes leads to responsibility, accountability, and low turnover of people.

Ownership of Fund Shares. As of September 30, 2023, Brandywine Global's portfolio managers did not beneficially own any shares of the Large Cap Disciplined Equity Fund.

Other Accounts. As of September 30, 2023, in addition to the Large Cap Disciplined Equity Fund, Brandywine Global's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Patrick S. Kaser, CFA	19	$3,249	4	$239	21		$2,086
	0	$0	0	$0	2	*	$339
James J. Clarke	18	$3,152	6	$401	1		$29
Celia R. Hoopes, CFA	19	$3,249	4	$239	21		$2,086
	0	$0	0	$0	2	*	$339

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Disciplined Equity Fund which may have different investment guidelines and objectives. In addition to the Large Cap Disciplined Equity Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts.

Pursuant to and subject to any limitations in the investment management agreements under which Brandywine Global provides investment management services, Brandywine Global generally has authority to determine, without obtaining specific client consent, the securities to be bought and sold for client accounts, including the amounts of such securities. Brandywine Global typically has the authority to select broker/dealers to execute transactions, determine the price at which to transact and to negotiate transaction costs. Such authority may be subject to client directions relating to trade execution.

Conflicts of interest could arise between Brandywine Global and certain clients as a result of the potential value and structure of the revenue accruing to Brandywine Global from that client's account when compared to other clients' accounts, such as favoring high fee accounts over low fee accounts, favoring performance fee paying accounts over non-performance fee paying accounts or favoring large clients over small clients.

In order to manage this conflict, Brandywine Global has adopted policies and procedures to allocate securities to its clients in a fair and equitable manner in order to ensure that no client, or group of clients, is routinely advantaged or disadvantaged over any other. Brandywine Global has further adopted implemented trade surveillance procedures to monitor select aspects of Firm trading to seek to ensure that trading of portfolio securities in client accounts is effectuated in a way that is fair and reasonable.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1495 (1/24)